PROPERTY, EQUIPMENT AND SOFTWARE, NET (Tables)	12 Months Ended
Dec. 31, 2017
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Schedule of property, equipment and software, net

	As of December 31,
	2016	2017
	(RMB in thousands)
Computers and equipment	23,117	41,374
Furniture and fixtures	5,668	9,972
Leasehold improvement	15,990	23,005
Software	3,155	13,814

Total property, equipment and software	47,930	88,165
Accumulated depreciation and amortization	(6,183)	(25,040)

Total property, equipment and software, net	41,747	63,125